Organization	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
Organization
Organization

Note 1. Organization

CytoDyn Inc. (together with its wholly owned subsidiary, the “Company”) was originally incorporated under the laws of Colorado on May 2, 2002, under the name RexRay Corporation and, effective August 27, 2015, reincorporated under the laws of Delaware. The Company is a clinical-stage biotechnology company focused on the clinical development of innovative treatments for multiple therapeutic indications based on its product candidate, leronlimab, a novel humanized monoclonal antibody targeting the C-C chemokine receptor type 5 (“CCR5”).

The Company investigates leronlimab as a viral entry inhibitor believed to competitively bind to the N-terminus and second extracellular loop of the CCR5 receptor. The CCR5 receptor is believed to be implicated in immune-mediated illnesses. Leronlimab is being studied in solid tumors in oncology. The Company also strategically works with select partners to explore leronlimab’s potential benefits in certain inflammatory diseases.

Note 1. Organization

CytoDyn Inc. (together with its wholly owned subsidiary, the “Company”) was originally incorporated under the laws of Colorado on May 2, 2002, under the name RexRay Corporation and, effective August 27, 2015, reincorporated under the laws of Delaware. The Company is a clinical-stage biotechnology company focused on the clinical development of innovative treatments for multiple therapeutic indications based on its product candidate, leronlimab, a novel humanized monoclonal antibody targeting the CCR5 receptor.

The Company is currently working to further establish leronlimab via clinical development of its viability in solid-tumor oncology, and several other potential exploratory indications. Historically, the Company has investigated leronlimab as a viral entry inhibitor for treatment of HIV, believed to competitively bind to the N-terminus and second extracellular loop of the CCR5 receptor. For immunology, the CCR5 receptor is believed to be implicated in immune-mediated illnesses. Leronlimab is being or has been studied in solid tumors in oncology, as well as other indications where CCR5 is believed to play an integral role in the pathogenesis of disease.